BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
BUSINESS AND GEOGRAPHIC SEGMENT INFORMATION [Abstract]
Revenue by Geographical Region
All of the Company's operating revenues were derived from its foreign operations.  The following represents the Company's revenues attributed by geographical region in which services are provided to customers.

	For the years ended December 31,
	2014	2013	2012
Revenues (1)
−South America	$308,632	$338,115	$238,572
−Europe	43,574	13,934	28,320
−Central America	1,875	50,405	35,333
−North America	2,630	1,553	7,438
−Asia	6,964	7,210	3,506
	$363,675	$411,217	$313,169

(1)	Classified by country of domicile of charterers/customers.

Assets by Geographical Region
The following represents the Company's vessels and equipment based upon the assets' physical location as of the end of each applicable period presented:

	At December 31,
	2014	2013
Vessels and equipment, net

−South America	$648,147	$589,736
−Europe	64,971	24,376
−Asia (1)	-	96,994
−Other	4,287	4,325
	$717,405	$715,431

(1)	At December 31, 2013 corresponds to our three PSVs newbuilt resales, which were in a yard in China for certains upgrade works.

Operating Segment Information
The following schedule presents segment information about the Company's operations for the year ended December 31, 2014:

	River Business	Offshore Supply Business	Ocean Business (1)	Total

Transportation revenues	$159,089	$119,581	$68,984	$347,654
Manufacturing revenues	16,021	-	-	16,021
Running and voyage expenses	141,748	59,197	56,187	257,132
Manufacturing cost	10,470	-	-	10,470
Depreciation and amortization	28,918	17,118	7,381	53,417
Segment operating (loss) profit	(30,045)	28,979	(12,273)	(13,339)
Segment assets	493,926	323,056	31,266	848,248
Investments in and receivables from affiliates	3,720	-	186	3,906
Loss from investment in affiliates	(1,023)	-	(33)	(1,056)
Additions to long-lived assets	51,533	4,610	3,091	59,234

(1)	Includes an impairment charge for our product tankers Miranda I and Alejandrina totaling $10,511.

The following schedule presents segment information about the Company's operations for the year ended December 31, 2013:

	River Business	Offshore Supply Business	Ocean Business	Total

Transportation revenues	$181,223	$93,154	$71,265	$345,642
Manufacturing revenues	65,575	-	-	65,575
Running and voyage expenses	146,146	45,497	60,173	251,816
Manufacturing cost	45,662	-	-	45,662
Depreciation and amortization	23,977	11,676	6,882	42,535
Segment operating (loss) profit	10,616	29,055	(4,505)	35,166
Segment assets	446,539	363,575	81,556	891,670
Investments in and receivables from affiliates	4,216	-	220	4,436
Loss from investment in affiliates	(490)	-	(30)	(520)
Additions to long-lived assets	9,309	104,332	8,974	122,615

The following schedule presents segment information about the Company's operations for the year ended December 31, 2012:

	River Business	Offshore Supply Business	Ocean Business		Total

Transportation revenues	$132,972	$76,661	$73,229		$282,862
Manufacturing revenues	30,307	-	-		30,307
Running and voyage expenses	130,179	43,405	62,369		235,953
Manufacturing cost	18,474	-	-		18,474
Depreciation and amortization	21,996	10,938	10,918		43,852
Segment operating (loss) profit	(18,963)	17,615	(23,771	)(1)	(25,119)
Segment assets	387,484	263,315	123,033		773,832
Investments in and receivables from affiliates	4,032	-	250		4,282
Loss from investment in affiliates	(1,168)	-	(7)		(1,175)
Additions to long-lived assets	24,634	13,405	1,977		40,016

(1)  Includes an impairment charge for our product tanker M/V Amadeo of $16,000.

Reconciliation of Assets from Segment to Consolidated
Reconciliation of total assets of the segments to amount included in the consolidated balance sheets were as follow:

	At December 31,
	2014	2013

Total assets for reportable segments	$848,248	$891,670
Other assets	13,831	15,716
Corporate cash and cash equivalents	34,982	72,625
Consolidated total assets	$897,061	$980,011